Derivative Financial Instruments and Hedging (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Derivative Liability, Fair Value, Net [Abstract]
Net derivative asset (liability)			$ (10)	$ 2
Recognized losses resulting from participation in Ralcorp's derivative instrument program	2.0	8.3	13.6	0.9	5.0
Ralcorp
Derivative Liability, Fair Value, Net [Abstract]
Estimated payment if hedges and derivatives were settled			5.6
Economic hedge | Ralcorp
Derivative Liability, Fair Value, Net [Abstract]
Estimated payment if hedges and derivatives were settled			7.1
Cash flow hedge | Ralcorp
Derivative Liability, Fair Value, Net [Abstract]
Estimated payment if hedges and derivatives were settled			$ (1.5)